Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

On June 24, 2014, we sold an aggregate 65.8 million shares of common stock of Euronext, representing 94% of Euronext's outstanding shares, in three transactions. The three transactions include our sale of 42.2 million shares of Euronext common stock in an IPO at €20 per share, 23.4 million shares of Euronext common stock to a group of European institutional investors at €19.20 per share, and 0.2 million shares of Euronext common stock to eligible Euronext employees at €16 per share. On December 9, 2014, we sold our remaining 6%, or 4.2 million shares, of Euronext common stock for €95 million ($118 million), including a realized net gain of $4 million, which was recognized in other income in the accompanying consolidated statement of income for the year ended December 31, 2014. The $4 million net gain included a stock price gain of $15 million based on the difference in the Euronext stock price from the IPO date to the date of sale on December 9, 2014, less $11 million in foreign currency translation losses relating to the decrease in the value of the euro relative to the U.S. dollar during this same period of time. We no longer hold any shares of Euronext stock, and these four transactions generated an aggregate €1.5 billion ($2.1 billion) of net cash proceeds for us. The net cash proceeds received included cash of $220 million distributed from Euronext as part of the separation of Euronext from ICE.

On July 23, 2014, we sold Wombat, a unit of NYSE Technologies, to SR Labs. On September 19, 2014 we sold NYFIX and Metabit, the remaining businesses of NYSE Technologies, to ULLINK. These agreements complete our previously announced intention to divest non-core NYSE Technologies assets.

Due to the sale of a controlling interest in Euronext and the sales of the three companies comprising NYSE Technologies, we de-consolidated the assets and liabilities of Euronext (as of the June 24, 2014 IPO date) and NYSE Technologies (as of the various sales dates) and included the financial results of these entities in discontinued operations in the accompanying consolidated financial statements effective from the NYSE acquisition date of November 13, 2013. There was no gain or loss recognized on the Euronext IPO or on the sale of the NYSE Technologies companies, as any differences in the carrying value of these net assets was adjusted in the NYSE purchase price allocation (Note 3).

The results below include external advisory costs and professional services costs related to the sales of Euronext and NYSE Technologies of $51 million and $2 million for the years ended December 31, 2014 and 2013, respectively, which have been included with acquisition-related transaction and integration costs, below, from discontinued operations. The results below also include deal-related compensation and severance costs related to the sales of Euronext and NYSE Technologies of $42 million and $19 million for the years ended December 31, 2014 and 2013, respectively, which have also been included with acquisition-related transaction and integration costs below from discontinued operations. Further, the income tax provision for discontinued operations for the year ended December 31, 2013 is primarily from the impact of certain foreign tax law changes that occurred after our acquisition of NYSE on Euronext's tax assets and liabilities.

We used the cash proceeds from the sale of Euronext to repay debt (Note 9). We used the net cash proceeds from the sale of NYSE Technologies to repay debt, invest in growth initiatives, pursue strategic investments and return capital to shareholders via dividends and share repurchases. Results of discontinued operations were as follows for the years ended December 31, 2014 and 2013 (in millions):

	Year Ended December 31, 2014	Year Ended December 31, 2013
Total revenues, less transaction-based expenses	$347	$76
Operating expenses:
Compensation and benefits	105	29
Technology and communication	31	6
Professional services	31	6
Rent and occupancy	12	4
Acquisition-related transaction and integration costs	103	22
Selling, general, administrative	16	4
Depreciation and amortization	16	5
Total operating expenses	314	76
Operating income	33	—
Other income (expense), net	5	(4)
Income tax expense	27	46
Income (loss) from discontinued operations, net of tax	$11	$(50)